INCOME TAXES - Summary of changes in unrecognized tax benefits (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits balance, January 1,	$ 408	$ 408	$ 341
Addition for tax positions taken in a prior year			408
Deduction for tax positions taken in a prior year	(408)		(341)
Unrecognized tax benefits balance, December 31,		$ 408	$ 408